Investment Risks	Apr. 30, 2026
Sprott Gold Miners ETF
Prospectus [Line Items]
Risk [Text Block]

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Fund.

Sprott Gold Miners ETF | Gold And Silver Mining Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Gold and Silver Mining Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Sprott Gold Miners ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund’s prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value per share (“NAV”) and possibly face trading halts and/or delisting.

Sprott Gold Miners ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Sprott Gold Miners ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund seeks to track the Underlying Gold Miners Index, which itself is concentrated in the gold and silver mining industry. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Fund.

Sprott Gold Miners ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Sprott Gold Miners ETF | Cybersecurity And Disaster Recovery Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Disaster Recovery Risks. Information and technology systems relied upon by the Fund, the Adviser, the Fund’s other service providers (including, but not limited to, the Sub-Adviser, Fund Accountant, Custodian, Transfer Agent, Administrator, Distributor and index providers (“Service Providers”), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, Service Providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact the Fund’s ability to calculate its net asset value or impede trading.

Sprott Gold Miners ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Underlying Gold Miners Index, may negatively affect the Fund’s ability to replicate the performance of the Underlying Gold Miners Index.

Sprott Gold Miners ETF | Early Closetrading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Sprott Gold Miners ETF | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Sprott Gold Miners ETF | Fluctuation Of Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on NYSE Arca, Inc. (the “NYSE Arca”). The Adviser cannot predict whether the shares will trade below, at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca and may, therefore, have a material effect on the market price of the Fund’s shares.

Sprott Gold Miners ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Countries with emerging markets may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. In addition, please note that this in turn could lead to differences between the market price of the Funds’ shares and the underlying value of those shares.

Sprott Gold Miners ETF | Geographic Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Canada. Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Sprott Gold Miners ETF | Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Performance Risk. There can be no guarantee or assurance that the methodology used to create the Underlying Gold Miners Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Underlying Gold Miners Index, or the daily calculation of the Underlying Gold Miners Index will be free from error. It is also possible that the value of the Underlying Gold Miners Index may be subject to intentional manipulation by third-party market participants. The Underlying Gold Miners Index Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

The Underlying Gold Miners Index has significant exposure to non-U.S. companies in emerging and frontier markets. Limited availability and reliability of information, less uniformity in accounting, auditing and financial record-keeping standards in emerging and frontier markets countries increases potential for errors in index data, computation or construction, which could have a negative impact on the Fund’s performance. In addition, the Adviser has limited ability to oversee the Index Provider’s due diligence processes with respect to index data used in index computation, construction or rebalancing. Certain attributes of companies domiciled in foreign countries may present issues with respect to an investment company tracking equity securities issued by such companies including jurisdictions that subject such investments to withholding taxes.

Sprott Gold Miners ETF | Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Gold Miners Index for a number of reasons, including operating expenses incurred by the Fund not applicable to the Underlying Gold Miners Index, costs in buying and selling securities, asset valuation differences and differences between the Fund’s portfolio and the Underlying Gold Miners Index resulting from legal restrictions, cash flows or operational inefficiencies. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Gold Miners Index.

Sprott Gold Miners ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Underlying Gold Miners Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Sprott Gold Miners ETF | Issuer Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Sprott Gold Miners ETF | Large Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Sprott Gold Miners ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Sub-Adviser believes it is desirable to do so.

Sprott Gold Miners ETF | Market Risk And Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue (e.g., COVID-19), recessions, or other events could have a significant impact on the Fund and its investments. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both domestic and global financial markets. Such events also may have an impact on the Fund and its investments, including the Fund’s ability to purchase or sell securities and potential elevated tracking error and increased premiums or discounts to the Fund’s NAV. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Sprott Gold Miners ETF | Microcapitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Micro-Capitalization Risk. The micro-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of micro-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Sprott Gold Miners ETF | Nondiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Sprott Gold Miners ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of a Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Sprott Gold Miners ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.

Mining Sector Risk. The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

Sprott Gold Miners ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Sprott Gold Miners ETF | Small And Midcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have a more limited track record, narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Sprott Gold Miners ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Risk. Shares of the Fund may trade on the NYSE Arca above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the NYSE Arca, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Sprott Gold Miners ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Sprott Gold Miners ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Sprott Gold Miners ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Sprott Gold Miners ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Sprott Junior Gold Miners ETF
Prospectus [Line Items]
Risk [Text Block]

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Fund.

Sprott Junior Gold Miners ETF | Gold And Silver Mining Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Gold and Silver Mining Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Sprott Junior Gold Miners ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund’s prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value per share (“NAV”) and possibly face trading halts and/or delisting.

Sprott Junior Gold Miners ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Sprott Junior Gold Miners ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund seeks to track the Underlying Junior Gold Miners Index, which itself is concentrated in the gold and silver mining industry. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Fund.

Sprott Junior Gold Miners ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Sprott Junior Gold Miners ETF | Cybersecurity And Disaster Recovery Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Disaster Recovery Risks. Information and technology systems relied upon by the Fund, the Adviser, the Fund’s other service providers (including, but not limited to, the Sub-Adviser, Fund Accountant, Custodian, Transfer Agent, Administrator, Distributor and index providers(“Service Providers”), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, Service Providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact the Fund’s ability to calculate its net asset value or impede trading.

Sprott Junior Gold Miners ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Underlying Junior Gold Miners Index, may negatively affect the Fund’s ability to replicate the performance of the Underlying Junior Gold Miners Index.

Sprott Junior Gold Miners ETF | Early Closetrading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Sprott Junior Gold Miners ETF | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Sprott Junior Gold Miners ETF | Fluctuation Of Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on NYSE Arca, Inc. (the “NYSE Arca”). The Adviser cannot predict whether the shares will trade below, at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. this can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Sprott Junior Gold Miners ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Countries with emerging markets may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. In addition, please note that this in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Sprott Junior Gold Miners ETF | Geographic Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Australia. Investments in Australian issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the energy, agricultural and mining sectors. This makes the Australian economy susceptible to fluctuations in the commodity markets. Australia is also dependent on trading with key trading partners.

Canada. Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Sprott Junior Gold Miners ETF | Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Performance Risk. There can be no guarantee or assurance that the methodology used to create the Underlying Junior Gold Miners Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Underlying Junior Gold Miners Index, or the daily calculation of the Underlying Junior Gold Miners Index will be free from error. It is also possible that the value of the Underlying Junior Gold Miners Index may be subject to intentional manipulation by third-party market participants. The Underlying Junior Gold Miners Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

The Underlying Junior Gold Miners Index has significant exposure to non-U.S. companies in emerging and frontier markets. Limited availability and reliability of information, less uniformity in accounting, auditing and financial record-keeping standards in emerging and frontier markets countries increases potential for errors in index data, computation or construction, which could have a negative impact on the Fund’s performance. In addition, the Adviser has limited ability to oversee the Index Provider’s due diligence processes with respect to index data used in index computation, construction or rebalancing. Certain attributes of companies domiciled in foreign countries may present issues with respect to an investment company tracking equity securities issued by such companies including jurisdictions that subject such investments to withholding taxes.

Sprott Junior Gold Miners ETF | Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Junior Gold Miners Index for a number of reasons, including operating expenses incurred by the Fund not applicable to the Underlying Junior Gold Miners Index, costs in buying and selling securities, asset valuation differences and differences between the Fund’s portfolio and the Underlying Junior Gold Miners Index resulting from legal restrictions, cash flows or operational inefficiencies. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Junior Gold Miners Index.

Sprott Junior Gold Miners ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Underlying Gold Miners Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Sprott Junior Gold Miners ETF | Issuer Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Sprott Junior Gold Miners ETF | Large Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Sprott Junior Gold Miners ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Sub-Adviser believes it is desirable to do so.

Sprott Junior Gold Miners ETF | Market Risk And Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue (e.g., COVID-19), recessions, or other events could have a significant impact on the Fund and its investments. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both domestic and global financial markets. Such events also may have an impact on the Fund and its investments, including the Fund’s ability to purchase or sell securities and potential elevated tracking error and increased premiums or discounts to the Fund’s NAV. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Sprott Junior Gold Miners ETF | Nondiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Sprott Junior Gold Miners ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of a Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Sprott Junior Gold Miners ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.

Mining Sector Risk. The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

Sprott Junior Gold Miners ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Sprott Junior Gold Miners ETF | Small And Midcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Sprott Junior Gold Miners ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Risk. Shares of the Fund may trade on the NYSE Arca, above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the NYSE Arca, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in shares of the Fund inadvisable.

Sprott Junior Gold Miners ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Sprott Junior Gold Miners ETF | Microcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Micro-Capitalization Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Sprott Junior Gold Miners ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Sprott Junior Gold Miners ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency
Sprott Junior Gold Miners ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
SPROTT URANIUM MINERS ETF
Prospectus [Line Items]
Risk [Text Block]

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Fund.

SPROTT URANIUM MINERS ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined below) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value per share (“NAV”) and possibly face trading halts and/or delisting.

SPROTT URANIUM MINERS ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

SPROTT URANIUM MINERS ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund seeks to track the Index, which itself is concentrated in the metals and mining industry. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Fund.

SPROTT URANIUM MINERS ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

SPROTT URANIUM MINERS ETF | Cybersecurity And Disaster Recovery Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Disaster Recovery Risks. Information and technology systems relied upon by the Fund, the Adviser, the Fund’s other service providers (including, but not limited to, the Sub-Adviser, Fund Accountant, Custodian, Transfer Agent, Administrator, Distributor and index providers (“Service Providers”), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, Service Providers, market makers,

Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact the Fund’s ability to calculate its NAV or impede trading.

SPROTT URANIUM MINERS ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index.

SPROTT URANIUM MINERS ETF | Early Closetrading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

SPROTT URANIUM MINERS ETF | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

SPROTT URANIUM MINERS ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between the Fund’s market price and the value of the Fund’s portfolio holdings.

SPROTT URANIUM MINERS ETF | Geographic Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Australia. Investments in securities of Australian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Australian economy is heavily dependent on exports from the agriculture and mining industries. This makes the Australian economy susceptible to fluctuations in the commodity markets. Australia is also dependent on trading with key trading partners.

Canada. The Canadian economy is susceptible to adverse changes in certain commodities markets, including those related to the agricultural and mining industries. It is also heavily dependent on trading with key partners. Any reduction in this trading may adversely affect the Canadian economy.

Kazakhstan. Kazakhstan’s economy is a resource-based economy that is heavily dependent on the export of natural resources. Fluctuations in certain commodity markets or sustained low prices for its exports could have a significant, adverse effect on Kazakhstan’s economy. While Kazakhstan has recently pursued economic reform and liberalization of many areas in the economy, there is no guarantee that the government will not become directly involved in aspects of the economy in the future.

SPROTT URANIUM MINERS ETF | Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Performance Risk. There can be no guarantee or assurance that the methodology used to create the Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index, or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

The Index has significant exposure to non-U.S. companies in emerging and frontier markets. Limited availability and reliability of information, less uniformity in accounting, auditing and financial record-keeping standards in emerging and frontier markets countries increases potential for errors in index data, computation or construction, which could have a negative impact on the Fund’s performance. In addition, the Adviser has limited ability to oversee the index provider’s due diligence processes with respect to index data used in index computation, construction or rebalancing. Certain attributes of companies domiciled in foreign countries may present issues with respect to an investment company tracking equity securities issued by such companies including jurisdictions that subject such investments to withholding taxes.

SPROTT URANIUM MINERS ETF | Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons, including operating expenses incurred by the Fund not applicable to the Index, costs in buying and selling securities, asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

SPROTT URANIUM MINERS ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Oil, Gas and Consumable Fuels Industry Risk. The oil, gas and consumable fuels industry is cyclical and highly dependent on the market price of fuel. The market value of companies in the oil, gas and consumable fuels industry are strongly affected by the levels and volatility of global commodity prices, supply and demand, capital expenditures on exploration and production, energy conservation efforts, the prices of alternative fuels, exchange rates and technological advances. Companies in this sector are subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings. A significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget restraints may have a material adverse effect on the stock prices of companies in the industry.

SPROTT URANIUM MINERS ETF | Issuer Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer-Specific Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

SPROTT URANIUM MINERS ETF | Large Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

SPROTT URANIUM MINERS ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Sub-Adviser believes it is desirable to do so.

SPROTT URANIUM MINERS ETF | Market Risk And Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue (e.g., COVID-19), recessions, or other events could have a significant impact on the Fund and its investments. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both domestic and global financial markets. Such events also may have an impact on the Fund and its investments, including the Fund’s ability to purchase or sell securities and potential elevated tracking error and increased premiums or discounts to the Fund’s NAV. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

SPROTT URANIUM MINERS ETF | Microcapitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Micro-Capitalization Risk. The micro-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of micro-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

SPROTT URANIUM MINERS ETF | Nondiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

SPROTT URANIUM MINERS ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of a Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

SPROTT URANIUM MINERS ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some, or all of the risks described below.

Energy Sector Risk. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters, as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Mining Sector Risk: The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

SPROTT URANIUM MINERS ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

SPROTT URANIUM MINERS ETF | Small And Midcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk. The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

SPROTT URANIUM MINERS ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Risk. Shares of the Fund may trade on the NYSE Arca, above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the NYSE Arca, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

SPROTT URANIUM MINERS ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

SPROTT URANIUM MINERS ETF | Uranium Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Uranium Risk. Production and cost estimates of companies mining uranium are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rock slides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

SPROTT URANIUM MINERS ETF | Uranium Mining Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Uranium Mining Companies Risk. Uranium Mining Companies may be significantly subject to the effects of competitive pressures in the uranium business and the price of uranium. The price of uranium may be affected by changes in inflation rates, interest rates, monetary policy, economic conditions and political stability. The price of uranium may fluctuate substantially over short periods of time, therefore the Fund’s share price may be more volatile than other types of investments. In addition, Uranium Mining Companies may also be significantly affected by import controls, worldwide competition, liability for environmental damage, depletion of resources, mandated expenditures for safety and pollution control devices, political and economic conditions in uranium producing and consuming countries, and uranium production levels and costs of production. The primary demand for uranium is from the nuclear energy industry, which uses uranium as fuel for nuclear power plants. Demand for nuclear energy may face considerable risk as a result of, among other risks, incidents and accidents, breaches of security, ill-intentioned acts of terrorism, air crashes, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials.

SPROTT URANIUM MINERS ETF | Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Risk. The Fund may invest in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations and the possibility of tariffs. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments, other catastrophic events, or other factors that a Fund cannot control could have an adverse impact on those companies.

SPROTT URANIUM MINERS ETF | Exchangelisted Closedend Trust Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Listed Closed-End Trust Risk. The rights of an exchange-listed closed-end trust shareholder differ from those of shareholders of a corporation. For example, trust shareholders may not have the statutory rights normally associated with the ownership of shares in a corporation. A trust may terminate and liquidate at a time that is disadvantageous to trust shareholders. Regulatory changes unique to exchange-listed closed-end trust may adversely affect a trust and its trust shareholders. Relative to other sectors, trusts that invest in precious metals such as silver have higher headline risk and are more sensitive to changes in economic data, political or regulatory events, and underlying commodity price fluctuations.

SPROTT URANIUM MINERS ETF | Fluctuation Of Net Asset Value [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of Net Asset Value. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply and demand for Shares on the NYSE Arca, Inc (“NYSE Arca”). The Adviser cannot predict whether the Shares will trade below at or above the NAV of the Shares of the Fund. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identify to, the same forces influencing the prices of the stocks of the Fund’s Index trading individually or in the aggregate at any point in time.

SPROTT URANIUM MINERS ETF | Frontier Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Frontier Markets Risk. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Investments in frontier markets may be subject to a greater risk of loss than investments in more developed and traditional emerging markets. Frontier markets often have less uniformity in accounting and reporting requirements, unreliable securities valuations and greater risk associated with custody of securities. Economic, political, illiquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

SPROTT URANIUM MINERS ETF | Regulatory Action Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Regulatory Action Risk. The mining, refining and/or manufacturing of metals may be significantly affected by regulatory action and changes in governments. Changes made by countries essential to the producing, refining or recycling of rare earth metals to limit exports could have a significant adverse effect on industries around the globe and on the values of the businesses in which the Fund invests.

SPROTT URANIUM MINERS ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
SPROTT URANIUM MINERS ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
SPROTT URANIUM MINERS ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Sprott Junior Uranium Miners ETF
Prospectus [Line Items]
Risk [Text Block]

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Fund.

Sprott Junior Uranium Miners ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund’s prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value per share (“NAV”) and possibly face trading halts and/or delisting.

Sprott Junior Uranium Miners ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Sprott Junior Uranium Miners ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund seeks to track the Underlying Junior Uranium Miners Index, which itself is concentrated in the metals and mining industry. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Fund.

Sprott Junior Uranium Miners ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Sprott Junior Uranium Miners ETF | Cybersecurity And Disaster Recovery Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Disaster Recovery Risks. Information and technology systems relied upon by the Fund, the Adviser, the Fund’s other service providers (including, but not limited to, the Sub-Adviser, Fund Accountant, Custodian, Transfer Agent, Administrator, Distributor and index providers (“Service Providers”)), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, Service Providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact the Fund’s ability to calculate its net asset value or impede trading.

Sprott Junior Uranium Miners ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index.

Sprott Junior Uranium Miners ETF | Early Closetrading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Sprott Junior Uranium Miners ETF | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Sprott Junior Uranium Miners ETF | Fluctuation Of Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on The Nasdaq Stock Market LLC (the “Nasdaq”). The Adviser cannot predict whether the shares will trade below at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. this can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Sprott Junior Uranium Miners ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Countries with emerging and frontier markets may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging and frontier markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. In addition, please note that this in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Sprott Junior Uranium Miners ETF | Geographic Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

Australia. Investments in Australian issuers may subject the Fund to economic risk specific to Australia. Among other things, there are legal, regulatory, political, currency and economic risk specific to Australia. Among other things, the Australian economy is heavily dependent on relationships with certain key trading partners, including China, Japan and the U.S. As a result, continued growth of the Australian economy is dependent on the growth of these economies.

Canada. Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Sprott Junior Uranium Miners ETF | Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Performance Risk. There can be no guarantee or assurance that the methodology used to create the Underlying Junior Uranium Miners Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index, or the daily calculation of the Underlying Junior Uranium Miners Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Underlying Junior Uranium Miners Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

The Underlying Junior Uranium Miners Index has significant exposure to non-U.S. companies in emerging and frontier markets. Limited availability and reliability of information, less uniformity in accounting, auditing and financial record-keeping standards in emerging and frontier markets countries increases potential for errors in index data, computation or construction, which could have a negative impact on the Fund’s performance. In addition, the Adviser has limited ability to oversee the index provider’s due diligence processes with respect to index data used in index computation, construction or rebalancing. Certain attributes of companies domiciled in foreign countries may present issues with respect to an investment company tracking equity securities issued by such companies including jurisdictions that subject such investments to withholding taxes.

Sprott Junior Uranium Miners ETF | Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Junior Uranium Miners Index for a number of reasons, including operating expenses incurred by the Fund not applicable to the Index, costs in buying and selling securities, asset valuation differences and differences between the Fund’s portfolio and the Underlying Junior Uranium Miners Index resulting from legal restrictions, cash flows or operational inefficiencies. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

Sprott Junior Uranium Miners ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Underlying Junior Uranium Miners Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Sprott Junior Uranium Miners ETF | Issuer Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Sprott Junior Uranium Miners ETF | Large Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Sprott Junior Uranium Miners ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Sub-Adviser believes it is desirable to do so.

Sprott Junior Uranium Miners ETF | Market Risk And Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue (e.g., COVID-19), recessions, or other events could have a significant impact on the Fund and its investments. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both domestic and global financial markets. Such events also may have an impact on the Fund and its investments, including the Fund’s ability to purchase or sell securities and potential elevated tracking error and increased premiums or discounts to the Fund’s NAV. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Sprott Junior Uranium Miners ETF | Nondiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Sprott Junior Uranium Miners ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of a Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Sprott Junior Uranium Miners ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some, or all of the risks described below.

Energy Sector Risk. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters, as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Mining Sector Risk. The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition,mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

Sprott Junior Uranium Miners ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Sprott Junior Uranium Miners ETF | Small And Midcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Sprott Junior Uranium Miners ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Risk. Shares of the Fund may trade on the Nasdaq, above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Nasdaq, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Nasdaq, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Sprott Junior Uranium Miners ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Sprott Junior Uranium Miners ETF | Microcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Micro-Capitalization Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Sprott Junior Uranium Miners ETF | Uranium Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Uranium Risk. Production and cost estimates of companies mining uranium are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rock slides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Junior Uranium Miners ETF | Uranium Mining Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Uranium Mining Companies Risk. Uranium Mining Companies may be significantly subject to the effects of competitive pressures in the uranium business and the price of uranium. The price of uranium may be affected by changes in inflation rates, interest rates, monetary policy, economic conditions and political stability. The price of uranium may fluctuate substantially over short periods of time, therefore the Fund’s share price may be more volatile than other types of investments. In addition, Uranium Mining Companies may also be significantly affected by import controls, worldwide competition, liability for environmental damage, depletion of resources, mandated expenditures for safety and pollution control devices, political and economic conditions in uranium producing and consuming countries, and uranium production levels and costs of production. The primary demand for uranium is from the nuclear energy industry, which uses uranium as fuel for nuclear power plants. Demand for nuclear energy may face considerable risk as a result of, among other risks, incidents and accidents, breaches of security, ill-intentioned acts of terrorism, air crashes, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials.

Sprott Junior Uranium Miners ETF | Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Risk. The Fund may invest in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations and the possibility of tariffs. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments, other catastrophic events, or other factors that a Fund cannot control could have an adverse impact on those companies.

Sprott Junior Uranium Miners ETF | Frontier Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Frontier Markets Risk. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Investments in frontier markets may be subject to a greater risk of loss than investments in more developed and traditional emerging markets. Frontier markets often have less uniformity in accounting and reporting requirements, unreliable securities valuations and greater risk associated with custody of securities. Economic, political, illiquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

Sprott Junior Uranium Miners ETF | Regulatory Action Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Regulatory Action Risk. The mining, refining and/or manufacturing of metals may be significantly affected by regulatory action and changes in governments. Changes made by countries essential to the producing, refining or recycling of rare earth metals to limit exports could have a significant adverse effect on industries around the globe and on the values of the businesses in which the Fund invests.

Sprott Junior Uranium Miners ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments
Sprott Junior Uranium Miners ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Sprott Junior Uranium Miners ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Sprott Copper Miners ETF
Prospectus [Line Items]
Risk [Text Block]

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Fund.

Sprott Copper Miners ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund’s prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value per share (“NAV”) and possibly face trading halts and/or delisting.

Sprott Copper Miners ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Sprott Copper Miners ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund seeks to track the Sprott Copper Miners Index which itself is concentrated in the metals and mining industry. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Fund.

Sprott Copper Miners ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Sprott Copper Miners ETF | Cybersecurity And Disaster Recovery Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Disaster Recovery Risks. Information and technology systems relied upon by the Fund, the Adviser, the Fund’s other service providers (including, but not limited to, the Sub-Adviser, Fund Accountant, Custodian, Transfer Agent, Administrator, Distributor and index providers (“Service Providers”)), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, Service Providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact the Fund’s ability to calculate its net asset value or impede trading.

Sprott Copper Miners ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index.

Sprott Copper Miners ETF | Early Closetrading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Sprott Copper Miners ETF | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Sprott Copper Miners ETF | Fluctuation Of Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on The Nasdaq Stock Market LLC (the “Nasdaq”). The Adviser cannot predict whether the shares will trade below at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. this can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Sprott Copper Miners ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Countries with emerging markets may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. In addition, please note that this in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Sprott Copper Miners ETF | Geographic Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

Australia. Investments in Australian issuers may subject the Fund to economic risk specific to Australia. Among other things, there are legal, regulatory, political, currency and economic risk specific to Australia. The Australian economy is heavily dependent on relationships with certain key trading partners, including China, Japan and the United States. As a result, continued growth of the Australian economy is dependent on the growth of these economies.

Canada. Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Chile. Investment in Chilean issuers may subject the Fund to economic risk specific to Chile. Among other things, the Chilean economy is heavily dependent on trading with key partners. Any increases or decreases in the volume of this trading, changes in taxes or tariffs, or variance in political relationships between nations may impact the economy in a way that would be adverse to the Fund’s investments. Additionally, investment in Chile may be subject to any positive or adverse effects of the varying nature of its economic landscape with respect to expropriation and/or nationalization of assets, strengthened or lessened restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war and social instability as a result of religious, ethnic and/or socioeconomic unrest.

Sprott Copper Miners ETF | Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Performance Risk. There can be no guarantee or assurance that the methodology used to create the Underlying Copper Miners Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Underlying Copper Miners Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

The Underlying Copper Miners Index has significant exposure to non-U.S. companies in emerging and frontier markets. Limited availability and reliability of information, less uniformity in accounting, auditing and financial record-keeping standards in emerging and frontier markets countries increases potential for errors in index data, computation or construction, which could have a negative impact on the Fund’s performance. In addition, the Adviser has limited ability to oversee the Index Provider’s due diligence processes with respect to index data used in index computation, construction or rebalancing. Certain attributes of companies domiciled in foreign countries may present issues with respect to an investment company tracking equity securities issued by such companies including jurisdictions that subject such investments to withholding taxes.

Sprott Copper Miners ETF | Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Copper Miners Index for a number of reasons, including operating expenses incurred by the Fund not applicable to the Index, costs in buying and selling securities, asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Copper Miners Index.

Sprott Copper Miners ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Sprott Copper Miners ETF | Issuer Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Sprott Copper Miners ETF | Large Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Sprott Copper Miners ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Sub-Adviser believes it is desirable to do so.

Sprott Copper Miners ETF | Market Risk And Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue (e.g., COVID-19), or other events could have a significant impact on the Fund and its investments. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both domestic and global financial markets. Such events also may have an impact on the Fund and its investments, including the Fund’s ability to purchase or sell securities and potential elevated tracking error and increased premiums or discounts to the Fund’s NAV. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Sprott Copper Miners ETF | Nondiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Sprott Copper Miners ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of a Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Sprott Copper Miners ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some, or all of the risks described below.

Energy Sector Risk. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters, as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Mining Sector Risk. The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

Sprott Copper Miners ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Sprott Copper Miners ETF | Small And Midcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Sprott Copper Miners ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Risk. Shares of the Fund may trade on Nasdaq above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on Nasdaq, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of Nasdaq, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Sprott Copper Miners ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Sprott Copper Miners ETF | Microcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Micro-Capitalization Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Sprott Copper Miners ETF | Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Risk. The Fund invests in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations and the possibility of tariffs. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Sprott Copper Miners ETF | Exchangelisted Closedend Trust Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Listed Closed-End Trust Risk. The rights of an exchange-listed closed-end trust shareholder differ from those of shareholders of a corporation. For example, trust shareholders may not have the statutory rights normally associated with the ownership of shares in a corporation. A trust may terminate and liquidate at a time that is disadvantageous to trust shareholders. Regulatory changes unique to exchange-listed closed-end trust may adversely affect a trust and its trust shareholders. Relative to other sectors, trusts that invest in precious metals such as silver have higher headline risk and are more sensitive to changes in economic data, political or regulatory events, and underlying commodity price fluctuations.

Sprott Copper Miners ETF | Frontier Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Frontier Markets Risk. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Investments in frontier markets may be subject to a greater risk of loss than investments in more developed and traditional emerging markets. Frontier markets often have less uniformity in accounting and reporting requirements, unreliable securities valuations and greater risk associated with custody of securities. Economic, political, illiquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

Sprott Copper Miners ETF | Regulatory Action Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Regulatory Action Risk. The mining, refining and/or manufacturing of metals may be significantly affected by regulatory action and changes in governments. Changes made by countries essential to the producing, refining or recycling of rare earth metals to limit exports could have a significant adverse effect on industries around the globe and on the values of the businesses in which the Fund invests.

Sprott Copper Miners ETF | Copper Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Copper Risk. Production and cost estimates of companies mining copper are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Copper Miners ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Sprott Copper Miners ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Sprott Copper Miners ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Sprott Junior Copper Miners ETF
Prospectus [Line Items]
Risk [Text Block]

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Fund.

Sprott Junior Copper Miners ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund’s prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value per share (“NAV”) and possibly face trading halts and/or delisting.

Sprott Junior Copper Miners ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Sprott Junior Copper Miners ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund seeks to track the Underlying Junior Copper Miners Index, which itself is concentrated in the metals and mining industry. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Fund.

Sprott Junior Copper Miners ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Sprott Junior Copper Miners ETF | Cybersecurity And Disaster Recovery Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Disaster Recovery Risks. Information and technology systems relied upon by the Fund, the Adviser, the Fund’s other service providers (including, but not limited to, the Sub-Adviser, Fund Accountant, Custodian, Transfer Agent, Administrator, Distributor and index providers (“Service Providers”), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, Service Providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact the Fund’s ability to calculate its net asset value or impede trading.

Sprott Junior Copper Miners ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Underlying Junior Copper Miners Index.

Sprott Junior Copper Miners ETF | Early Closetrading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Sprott Junior Copper Miners ETF | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Sprott Junior Copper Miners ETF | Fluctuation Of Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on The Nasdaq Stock Market LLC (the “Nasdaq”). The Adviser cannot predict whether the shares will trade below at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Sprott Junior Copper Miners ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Countries with emerging markets may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. In addition, please note that this in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Sprott Junior Copper Miners ETF | Geographic Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

Australia. Investments in Australian issuers may subject the Fund to economic risk specific to Australia. Among other things, there are legal, regulatory, political, currency and economic risk specific to Australia. Among other things, the Australian economy is heavily dependent on relationships with certain key trading partners, including China, Japan and the U.S. As a result, continued growth of the Australian economy is dependent on the growth of these economies.

Canada. Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Sprott Junior Copper Miners ETF | Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Performance Risk. There can be no guarantee or assurance that the methodology used to create the Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index, or the daily calculation of the Underlying Junior Copper Miners Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Underlying Junior Copper Miners Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

The Underlying Junior Copper Miners Index has significant exposure to non-U.S. companies in emerging and frontier markets. Limited availability and reliability of information, less uniformity in accounting, auditing and financial record-keeping standards in emerging and frontier markets countries increases potential for errors in index data, computation or construction, which could have a negative impact on the Fund’s performance. In addition, the Adviser has limited ability to oversee the index provider’s due diligence processes with respect to index data used in index computation, construction or rebalancing. Certain attributes of companies domiciled in foreign countries may present issues with respect to an investment company tracking equity securities issued by such companies including jurisdictions that subject such investments to withholding taxes.

Sprott Junior Copper Miners ETF | Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Junior Copper Miners Index for a number of reasons, including operating expenses incurred by the Fund not applicable to the Underlying Junior Copper Miners Index, costs in buying and selling securities, asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Junior Copper Miners Index.

Sprott Junior Copper Miners ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Sprott Junior Copper Miners ETF | Issuer Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Sprott Junior Copper Miners ETF | Large Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Sprott Junior Copper Miners ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Sub-Adviser believes it is desirable to do so.

Sprott Junior Copper Miners ETF | Market Risk And Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, (e.g., COVID-19), recessions, or other events could have a significant impact on the Fund and its investments. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both domestic and global financial markets. Such events also may have an impact on the Fund and its investments, including the Fund’s ability to purchase or sell securities and potential elevated tracking error and increased premiums or discounts to the Fund’s NAV. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Sprott Junior Copper Miners ETF | Nondiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Sprott Junior Copper Miners ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of a Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Sprott Junior Copper Miners ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Underlying Junior Copper Miners Index, the Fund anticipates that it may be subject to some, or all of the risks described below.

Energy Sector Risk. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters, as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Mining Sector Risk. The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

Sprott Junior Copper Miners ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Sprott Junior Copper Miners ETF | Small And Midcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Sprott Junior Copper Miners ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Risk: Shares of the Fund may trade on the Nasdaq, above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Nasdaq, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Nasdaq, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Sprott Junior Copper Miners ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Sprott Junior Copper Miners ETF | Microcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Micro-Capitalization Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Sprott Junior Copper Miners ETF | Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Risk. The Fund invests in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations and the possibility of tariffs. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Sprott Junior Copper Miners ETF | Frontier Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Frontier Markets Risk. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Investments in frontier markets may be subject to a greater risk of loss than investments in more developed and traditional emerging markets. Frontier markets often have less uniformity in accounting and reporting requirements, unreliable securities valuations and greater risk associated with custody of securities. Economic, political, illiquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

Sprott Junior Copper Miners ETF | Regulatory Action Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Regulatory Action Risk. The mining, refining and/or manufacturing of metals may be significantly affected by regulatory action and changes in governments. Changes made by countries essential to the producing, refining or recycling of rare earth metals to limit exports could have a significant adverse effect on industries around the globe and on the values of the businesses in which the Fund invests.

Sprott Junior Copper Miners ETF | Copper Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Copper Risk. Production and cost estimates of companies mining copper are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Junior Copper Miners ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Sprott Junior Copper Miners ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Sprott Junior Copper Miners ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Sprott Nickel Miners ETF
Prospectus [Line Items]
Risk [Text Block]

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Fund.

Sprott Nickel Miners ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund’s prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value per share (“NAV”) and possibly face trading halts and/or delisting.

Sprott Nickel Miners ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Sprott Nickel Miners ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund seeks to track the Underlying Nickel Miners Index, which itself is concentrated in the mining industry. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Fund.

Sprott Nickel Miners ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Sprott Nickel Miners ETF | Cybersecurity And Disaster Recovery Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Disaster Recovery Risks. Information and technology systems relied upon by the Fund, the Adviser, the Fund’s other service providers (including, but not limited to, the Sub-Adviser, Fund Accountant, Custodian, Transfer Agent, Administrator, Distributor and index providers (“Service Providers”), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, Service Providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact the Fund’s ability to calculate its net asset value or impede trading.

Sprott Nickel Miners ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index.

Sprott Nickel Miners ETF | Early Closetrading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Sprott Nickel Miners ETF | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Sprott Nickel Miners ETF | Fluctuation Of Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on The Nasdaq Stock Market LLC (the “Nasdaq”). The Adviser cannot predict whether the shares will trade below at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. this can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Sprott Nickel Miners ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Countries with emerging markets may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. In addition, please note that this in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Sprott Nickel Miners ETF | Geographic Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

Australia. Investments in Australian issuers may subject the Fund to economic risk specific to Australia. Among other things, there are legal, regulatory, political, currency and economic risk specific to Australia. Among other things, the Australian economy is heavily dependent on relationships with certain key trading partners, including China, Japan and the U.S. As a result, continued growth of the Australian economy is dependent on the growth of these economies.

Canada. Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Indonesia. Investments in Indonesian issuers may subject the Fund to economic risk specific to Indonesia. Among other things, Indonesia is located in a part of the world that has historically been prone to natural disasters such as tsunamis, earthquakes, volcanic eruptions and typhoons, and is economically sensitive to environmental events. Any such event may adversely impact Indonesia’s economy or business operations of companies in Indonesia, causing an adverse impact on the value of the Fund.

Philippines. Investments in Filipino issuers may subject the Fund to economic risk specific to Philippines. Among other things, there are legal, regulatory, political, currency and economic risk specific to the Philippines. Among other things, the Philippine economy is heavily dependent on relationships with certain key trading partners, including China, Japan and the U.S. As a result, continued growth of the Philippine economy is dependent on the growth of these economies.

Sprott Nickel Miners ETF | Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Performance Risk. There can be no guarantee or assurance that the methodology used to create the Underlying Nickel Miners Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Underlying Nickel Miners Index, or the daily calculation of the Underlying Nickel Miners Index will be free from error. It is also possible that the value of the Underlying Nickel Miners Index may be subject to intentional manipulation by third-party market participants. The Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

In certain circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Nickel Miners Index in the proportionate weightings, in which case the Fund may purchase a sample of the securities in the Underlying Nickel Miners Index or use various other available investment techniques in seeking to replicate generally the performance of the Underlying Nickel Miners Index as a whole. This is known as “representative sampling.” To the extent the Fund uses representative sampling, the Fund may not achieve the intended results.

The Underlying Nickel Miners Index has significant exposure to non-U.S. companies in emerging and frontier markets. Limited availability and reliability of information, less uniformity in accounting, auditing and financial record-keeping standards in emerging and frontier markets countries increases potential for errors in index data, computation or construction, which could have a negative impact on the Fund’s performance. In addition, the Adviser has limited ability to oversee the index provider’s due diligence processes with respect to index data used in index computation, construction or rebalancing. Certain attributes of companies domiciled in foreign countries may present issues with respect to an investment company tracking equity securities issued by such companies including jurisdictions that subject such investments to withholding taxes.

Sprott Nickel Miners ETF | Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons, including operating expenses incurred by the Fund not applicable to the Index, costs in buying and selling securities, asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Nickel Miners Index.

Sprott Nickel Miners ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Underlying Nickel Miners Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Sprott Nickel Miners ETF | Issuer Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Sprott Nickel Miners ETF | Large Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Sprott Nickel Miners ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Sub-Adviser believes it is desirable to do so.

Sprott Nickel Miners ETF | Market Risk And Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue (e.g., COVID-19), recessions, or other events could have a significant impact on the Fund and its investments. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both domestic and global financial markets. Such events also may have an impact on the Fund and its investments, including the Fund’s ability to purchase or sell securities and potential elevated tracking error and increased premiums or discounts to the Fund’s NAV. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Sprott Nickel Miners ETF | Nondiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Sprott Nickel Miners ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of a Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Sprott Nickel Miners ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some, or all of the risks described below.

Energy Sector Risk. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters, as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Mining Sector Risk. The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

Sprott Nickel Miners ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Sprott Nickel Miners ETF | Small And Midcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Sprott Nickel Miners ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Risk. Shares of the Fund may trade on the Nasdaq, above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Nasdaq, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Nasdaq, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Sprott Nickel Miners ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Sprott Nickel Miners ETF | Microcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Micro-Capitalization Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Sprott Nickel Miners ETF | Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Risk. The Fund invests in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations and the possibility of tariffs. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Sprott Nickel Miners ETF | Frontier Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Frontier Markets Risk. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Investments in frontier markets may be subject to a greater risk of loss than investments in more developed and traditional emerging markets. Frontier markets often have less uniformity in accounting and reporting requirements, unreliable securities valuations and greater risk associated with custody of securities. Economic, political, illiquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

Sprott Nickel Miners ETF | Regulatory Action Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Regulatory Action Risk. The mining, refining and/or manufacturing of metals may be significantly affected by regulatory action and changes in governments. Changes made by countries essential to the producing, refining or recycling of rare earth metals to limit exports could have a significant adverse effect on industries around the globe and on the values of the businesses in which the Fund invests.

Sprott Nickel Miners ETF | Nickel Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Nickel Risk. Production and cost estimates of companies mining nickel are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Nickel Miners ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Sprott Nickel Miners ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Sprott Nickel Miners ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Sprott Lithium Miners ETF
Prospectus [Line Items]
Risk [Text Block]

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Fund.

Sprott Lithium Miners ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund’s prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value per share (“NAV”) and possibly face trading halts and/or delisting.

Sprott Lithium Miners ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Sprott Lithium Miners ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund seeks to track the Underlying Lithium Miners Index, which itself is concentrated in the metals and mining industry. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Fund.

Sprott Lithium Miners ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Sprott Lithium Miners ETF | Cybersecurity And Disaster Recovery Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Disaster Recovery Risks. Information and technology systems relied upon by the Fund, the Adviser, the Fund’s other service providers (including, but not limited to, the Sub-Adviser, Fund Accountant, Custodian, Transfer Agent, Administrator, Distributor and index providers (“Service Providers”)), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, Service Providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact the Fund’s ability to calculate its net asset value or impede trading.

Sprott Lithium Miners ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index.

Sprott Lithium Miners ETF | Early Closetrading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Sprott Lithium Miners ETF | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Sprott Lithium Miners ETF | Fluctuation Of Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on The Nasdaq Stock Market LLC (the “Nasdaq”). The Adviser cannot predict whether the shares will trade below at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. this can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Sprott Lithium Miners ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Countries with emerging and frontier markets may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging and frontier markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. In addition, please note that this in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Sprott Lithium Miners ETF | Geographic Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

Australia. Investments in Australian issuers may subject the Fund to economic risk specific to Australia. Among other things, there are legal, regulatory, political, currency and economic risk specific to Australia. Among other things, the Australian economy is heavily dependent on relationships with certain key trading partners, including China, Japan and the U.S. As a result, continued growth of the Australian economy is dependent on the growth of these economies.

Canada. Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Chile. Investments in Chilean issuers may subject the Fund to economic risk specific to Chile. Among other things, the Chilean economy is heavily dependent on trading with key partners. Any increases or decreases in the volume of this trading, changes in taxes or tariffs, or variance in political relationships between nations may impact the economy in a way that would be adverse to the Fund’s investments. Additionally, investment in Chile may be subject to any positive or adverse effects of the varying nature of its economic landscape with respect to expropriation and/or nationalization of assets, strengthened or lessened restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war and social instability as a result of religious, ethnic and/or socioeconomic unrest.

China. Investments in Chinese issuers may subject the Fund to economic risk specific to China. Among other things, the Chinese economy may be subject to considerable degrees of economic, political and social instability. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability.

Sprott Lithium Miners ETF | Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Performance Risk. There can be no guarantee or assurance that the methodology used to create the Underlying Lithium Miners Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Underlying Lithium Miners Index, or the daily calculation of the Index will be free from error. It is also possible that the value of the Underlying Lithium Miners Index may be subject to intentional manipulation by third-party market participants. The Underlying Lithium Miners Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

The Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Lithium Miners Index. Additionally, the Fund rebalances its portfolio in accordance with its Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

The Underlying Lithium Miners Index has significant exposure to non-U.S. companies in emerging and frontier markets. Limited availability and reliability of information, less uniformity in accounting, auditing and financial record-keeping standards in emerging and frontier markets countries increases potential for errors in index data, computation or construction, which could have a negative impact on the Fund’s performance. In addition, the Adviser has limited ability to oversee the index provider’s due diligence processes with respect to index data used in index computation, construction or rebalancing. Certain attributes of companies domiciled in foreign countries may present issues with respect to an investment company tracking equity securities issued by such companies including jurisdictions that subject such investments to withholding taxes.

Sprott Lithium Miners ETF | Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons, including operating expenses incurred by the Fund not applicable to the Index, costs in buying and selling securities, asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Lithium Miners Index.

Sprott Lithium Miners ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Sprott Lithium Miners ETF | Issuer Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Sprott Lithium Miners ETF | Large Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Sprott Lithium Miners ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Sub-Adviser believes it is desirable to do so.

Sprott Lithium Miners ETF | Market Risk And Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue (e.g., COVID-19), recessions, or other events could have a significant impact on the Fund and its investments. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both domestic and global financial markets. Such events also may have an impact on the Fund and its investments, including the Fund’s ability to purchase or sell securities and potential elevated tracking error and increased premiums or discounts to the Fund’s NAV. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Sprott Lithium Miners ETF | Nondiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Sprott Lithium Miners ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of a Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Sprott Lithium Miners ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some, or all of the risks described below.

Energy Sector Risk. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters, as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Mining Sector Risk. The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

Sprott Lithium Miners ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Sprott Lithium Miners ETF | Small And Midcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Sprott Lithium Miners ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Risk. Shares of the Fund may trade on the Nasdaq, above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Nasdaq, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Nasdaq, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Sprott Lithium Miners ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares.

Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Sprott Lithium Miners ETF | Microcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Micro-Capitalization Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Sprott Lithium Miners ETF | Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Risk. The Fund invests in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations and the possibility of tariffs. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Sprott Lithium Miners ETF | Frontier Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Frontier Markets Risk. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Investments in frontier markets may be subject to a greater risk of loss than investments in more developed and traditional emerging markets. Frontier markets often have less uniformity in accounting and reporting requirements, unreliable securities valuations and greater risk associated with custody of securities. Economic, political, illiquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

Sprott Lithium Miners ETF | Regulatory Action Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Regulatory Action Risk. The mining, refining and/or manufacturing of metals may be significantly affected by regulatory action and changes in governments. Changes made by countries essential to the producing, refining or recycling of rare earth metals to limit exports could have a significant adverse effect on industries around the globe and on the values of the businesses in which the Fund invests.

Sprott Lithium Miners ETF | Lithium Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Lithium Risk. Production and cost estimates of companies mining lithium are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Lithium Miners ETF | Rare Earth And Critical Materials Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rare Earth and Critical Materials Companies Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of Rare Earth and Critical Materials Companies. Rare earth and critical materials are industrial metals that are typically mined as by-products or secondary metals in operations focused on precious metals and base metals. Compared to base metals, they have more specialized uses. Rare earth metals (or rare earth elements) are a collection of chemical elements that are crucial to many of the world’s most advanced technologies. Consequently, the demand for rare earth and critical materials has strained supply, which has the potential to result in a shortage of such materials which could adversely affect the companies in the Fund’s portfolio. Companies involved in the various activities that are related to the mining, production, recycling, mineral sands, processing and/or refining of rare earth and critical materials tend to be small-, medium- and micro-capitalization companies with volatile share prices, are highly dependent on the price of rare earth and critical materials, which may fluctuate substantially over short periods of time. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. The mining, production, recycling, processing and/or refining of rare earth and critical metals can be capital intensive and, if companies involved in such activities are not managed well, the share prices of such companies could decline even as prices for the underlying rare earth and critical metals are rising. In addition, companies involved in the various activities that are related to the mining, production, recycling, processing and/or refining of rare earth and critical metals may be at risk for environmental damage claims.

Sprott Lithium Miners ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Sprott Lithium Miners ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Sprott Lithium Miners ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Sprott Critical Materials ETF
Prospectus [Line Items]
Risk [Text Block]

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Fund.

Sprott Critical Materials ETF | Gold And Silver Mining Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Gold and Silver Mining Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Sprott Critical Materials ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund’s prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value per share (“NAV”) and possibly face trading halts and/or delisting.

Sprott Critical Materials ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Sprott Critical Materials ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund seeks to track the Underlying Critical Materials Index, which itself is concentrated in the metals and mining industry. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Fund.

Sprott Critical Materials ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Sprott Critical Materials ETF | Cybersecurity And Disaster Recovery Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Disaster Recovery Risks. Information and technology systems relied upon by the Fund, the Adviser, the Fund’s other service providers (including, but not limited to, the Sub-Adviser, Fund Accountant, Custodian, Transfer Agent, Administrator, Distributor and index providers (“Service Providers”)), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, Service Providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact the Fund’s ability to calculate its net asset value or impede trading.

Sprott Critical Materials ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index.

Sprott Critical Materials ETF | Early Closetrading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Sprott Critical Materials ETF | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Sprott Critical Materials ETF | Fluctuation Of Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on The Nasdaq Stock Market LLC (the “Nasdaq”). The Adviser cannot predict whether the shares will trade below at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. this can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Sprott Critical Materials ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Countries with emerging markets may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. In addition, please note that this in turn could lead to differences between the market price of the Funds’ shares and the underlying value of those shares.

Sprott Critical Materials ETF | Geographic Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

Australia. Investments in Australian issuers may subject the Fund to economic risk specific to Australia. Among other things, there are legal, regulatory, political, currency and economic risk specific to Australia. Among other things, the Australian economy is heavily dependent on relationships with certain key trading partners, including China, Japan and the U.S. As a result, continued growth of the Australian economy is dependent on the growth of these economies.

Canada. Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Sprott Critical Materials ETF | Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Performance Risk. There can be no guarantee or assurance that the methodology used to create the Underlying Critical Materials Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Underlying Critical Materials Index, or the daily calculation of the Index will be free from error. It is also possible that the value of the Underlying Critical Materials Index may be subject to intentional manipulation by third-party market participants. The Underlying Critical Materials Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

In certain circumstances, it may not be possible or practicable to purchase all of the securities in the Index in the proportionate weightings, in which case the Fund may purchase a sample of the securities in the Index or use various other available investment techniques in seeking to replicate generally the performance of the Index as a whole. This is known as “representative sampling.” To the extent the Fund uses representative sampling, the Fund may not achieve the intended results.

The Underlying Critical Materials Index has significant exposure to non-U.S. companies in emerging and frontier markets. Limited availability and reliability of information, less uniformity in accounting, auditing and financial record-keeping standards in emerging and frontier markets countries increases potential for errors in index data, computation or construction, which could have a negative impact on the Fund’s performance. In addition, the Adviser has limited ability to oversee the index provider’s due diligence processes with respect to index data used in index computation, construction or rebalancing. Certain attributes of companies domiciled in foreign countries may present issues with respect to an investment company tracking equity securities issued by such companies including jurisdictions that subject such investments to withholding taxes.

Sprott Critical Materials ETF | Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Critical Materials Index for a number of reasons, including operating expenses incurred by the Fund not applicable to the Underlying Critical Materials Index, costs in buying and selling securities, asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Critical Materials Index.

Sprott Critical Materials ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Underlying Critical Materials Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Sprott Critical Materials ETF | Issuer Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Sprott Critical Materials ETF | Large Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Sprott Critical Materials ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Sub-Adviser believes it is desirable to do so.

Sprott Critical Materials ETF | Market Risk And Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue (e.g., COVID-19), recessions, or other events could have a significant impact on the Fund and its investments. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both domestic and global financial markets. Such events also may have an impact on the Fund and its investments, including the Fund’s ability to purchase or sell securities and potential elevated tracking error and increased premiums or discounts to the Fund’s NAV. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Sprott Critical Materials ETF | Microcapitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Micro-Capitalization Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Sprott Critical Materials ETF | Nondiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Sprott Critical Materials ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of a Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Sprott Critical Materials ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some, or all of the risks described below.

Energy Sector Risk. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters, as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Mining Sector Risk. The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

Sprott Critical Materials ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Sprott Critical Materials ETF | Small And Midcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Sprott Critical Materials ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Risk. Shares of the Fund may trade on the Nasdaq, above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Nasdaq, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Nasdaq, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Sprott Critical Materials ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Sprott Critical Materials ETF | Uranium Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Uranium Risk. Production and cost estimates of companies mining uranium are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Critical Materials ETF | Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Risk. The Fund invests in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations and the possibility of tariffs. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Sprott Critical Materials ETF | Frontier Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Frontier Markets Risk. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Investments in frontier markets may be subject to a greater risk of loss than investments in more developed and traditional emerging markets. Frontier markets often have less uniformity in accounting and reporting requirements, unreliable securities valuations and greater risk associated with custody of securities. Economic, political, illiquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

Sprott Critical Materials ETF | Regulatory Action Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Regulatory Action Risk. The mining, refining and/or manufacturing of metals may be significantly affected by regulatory action and changes in governments. Changes made by countries essential to the producing, refining or recycling of rare earth metals to limit exports could have a significant adverse effect on industries around the globe and on the values of the businesses in which the Fund invests.

Sprott Critical Materials ETF | Nickel Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Nickel Risk. Production and cost estimates of companies mining nickel are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Critical Materials ETF | Lithium Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Lithium Risk. Production and cost estimates of companies mining lithium are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Critical Materials ETF | Rare Earth And Critical Materials Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rare Earth and Critical Materials Companies Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of Rare Earth and Critical Materials Companies. Rare earth and critical materials are industrial metals that are typically mined as by-products or secondary metals in operations focused on precious metals and base metals. Compared to base metals, they have more specialized uses. Rare earth metals (or rare earth elements) are a collection of chemical elements that are crucial to many of the world’s most advanced technologies. Consequently, the demand for rare earth and critical materials has strained supply, which has the potential to result in a shortage of such materials which could adversely affect the companies in the Fund’s portfolio. Companies involved in the various activities that are related to the mining, production, recycling, mineral sands, processing and/or refining of rare earth and critical materials tend to be small-, medium- and micro-capitalization companies with volatile share prices, are highly dependent on the price of rare earth and critical materials, which may fluctuate substantially over short periods of time. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. The mining, production, recycling, processing and/or refining of rare earth and critical metals can be capital intensive and, if companies involved in such activities are not managed well, the share prices of such companies could decline even as prices for the underlying rare earth and critical metals are rising. In addition, companies involved in the various activities that are related to the mining, production, recycling, processing and/or refining of rare earth and critical metals may be at risk for environmental damage claims.

Sprott Critical Materials ETF | Critical Materials Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Critical Materials Risk. Production and cost estimates of companies mining critical materials are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Critical Materials ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Sprott Critical Materials ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Sprott Critical Materials ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Sprott Silver Miners & Physical Silver ETF
Prospectus [Line Items]
Risk [Text Block]

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses.

An investment in the Fund involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Fund.

Sprott Silver Miners & Physical Silver ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund’s prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value per share (“NAV”) and possibly face trading halts and/or delisting.

Sprott Silver Miners & Physical Silver ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Sprott Silver Miners & Physical Silver ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund seeks to track the Underlying Silver Miners Index which itself is concentrated in the metals and mining industry. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Fund.

Sprott Silver Miners & Physical Silver ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Sprott Silver Miners & Physical Silver ETF | Cybersecurity And Disaster Recovery Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Disaster Recovery Risks. Information and technology systems relied upon by the Fund, the Adviser, the Fund’s other service providers (including, but not limited to, the Sub-Adviser, Fund Accountant, Custodian, Transfer Agent, Administrator, Distributor and index providers (“Service Providers”)), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, Service Providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact the Fund’s ability to calculate its net asset value or impede trading.

Sprott Silver Miners & Physical Silver ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index.

Sprott Silver Miners & Physical Silver ETF | Early Closetrading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Sprott Silver Miners & Physical Silver ETF | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Sprott Silver Miners & Physical Silver ETF | Fluctuation Of Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on The Nasdaq Stock Market LLC (the “Nasdaq”). The Adviser cannot predict whether the shares will trade below, at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. this can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Sprott Silver Miners & Physical Silver ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Countries with emerging markets may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. In addition, please note that this in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Sprott Silver Miners & Physical Silver ETF | Geographic Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

Australia. Investments in Australian issuers may subject the Fund to economic risk specific to Australia. Among other things, there are legal, regulatory, political, currency and economic risk specific to Australia. The Australian economy is heavily dependent on relationships with certain key trading partners, including China, Japan and the United States. As a result, continued growth of the Australian economy is dependent on the growth of these economies.

Canada. Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Mexico. Investment in Mexican issuers may subject the Fund to economic risk specific to Mexico. Among other things, the Mexican economy is heavily dependent on trading with key partners, specifically the United States and certain Latin American countries. Any increases or decreases in the volume of this trading, changes in taxes or tariffs, or variance in political relationships between nations may impact the economy in a way that would be adverse to the Fund’s investments. Mexico is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Shareholder claims that are available in the U.S., as well as regulatory oversight and authority that is common in the U.S., including for claims based on fraud, may be difficult or impossible for shareholders of securities in Mexico or for U.S. authorities to pursue. Additionally, investment in Mexico may be subject to substantial economic instability resulting from, among other things, periods of very high inflation, high interest rates, economic volatility, high unemployment rates and significant devaluations of the Mexican currency, the peso, as well as destabilizing events caused by local insurrections, social upheavals, drug related violence and public health crises.

Sprott Silver Miners & Physical Silver ETF | Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Performance Risk. There can be no guarantee or assurance that the methodology used to create the Underlying Silver Miners Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Underlying Silver Miners Index or the daily calculation of the Underlying Silver Miners Index will be free from error. It is also possible that the value of the Underlying Silver Miners Index may be subject to intentional manipulation by third-party market participants. The Underlying Silver Miners Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

In certain circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Silver Miners Index in the proportionate weightings, in which case the Fund may purchase a sample of the securities in the Underlying Silver Miners Index or use various other available investment techniques in seeking to replicate generally the performance of the Underlying Silver Miners Index as a whole. This is known as “representative sampling.” To the extent the Fund uses representative sampling, the Fund may not achieve the intended results.

The Underlying Silver Miners Index has significant exposure to non-U.S. companies in emerging and frontier markets. Limited availability and reliability of information, less uniformity in accounting, auditing and financial record-keeping standards in emerging and frontier markets countries increases potential for errors in index data, computation or construction, which could have a negative impact on the Fund’s performance. In addition, the Adviser has limited ability to oversee the index provider’s due diligence processes with respect to index data used in index computation, construction or rebalancing. Certain attributes of companies domiciled in foreign countries may present issues with respect to an investment company tracking equity securities issued by such companies including jurisdictions that subject such investments to withholding taxes.

In certain circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Silver Miners Index in the proportionate weightings, in which case the Fund may purchase a sample of the securities in the Index or use various other available investment techniques in seeking to replicate generally the performance of the Index as a whole. This is known as “representative sampling.” To the extent the Fund uses representative sampling, the Fund may not achieve the intended results.

Sprott Silver Miners & Physical Silver ETF | Issuer Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Sprott Silver Miners & Physical Silver ETF | Large Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Sprott Silver Miners & Physical Silver ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Sub-Adviser believes it is desirable to do so.

Sprott Silver Miners & Physical Silver ETF | Market Risk And Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Sprott Silver Miners & Physical Silver ETF | Nondiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Sprott Silver Miners & Physical Silver ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of a Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Sprott Silver Miners & Physical Silver ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below.

Mining Sector Risk. The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

Sprott Silver Miners & Physical Silver ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests. The Fund has entered into a securities lending agreement with an unaffiliated lending agent. The Fund may lend their portfolio securities only to borrowers that are approved by the lending agent. The Fund limits such lending to not more than 33 1/3% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash and/or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Sprott Silver Miners & Physical Silver ETF | Small And Midcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Sprott Silver Miners & Physical Silver ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Risk. Shares of the Fund may trade on the Exchange, above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Sprott Silver Miners & Physical Silver ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Sprott Silver Miners & Physical Silver ETF | Microcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Micro-Capitalization Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Sprott Silver Miners & Physical Silver ETF | Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Risk. The Fund invests in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations and the possibility of tariffs. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Sprott Silver Miners & Physical Silver ETF | Exchangelisted Closedend Trust Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Listed Closed-End Trust Risk. The rights of an exchange-listed closed-end trust shareholder differ from those of shareholders of a corporation. For example, trust shareholders may not have the statutory rights normally associated with the ownership of shares in a corporation. A trust may terminate and liquidate at a time that is disadvantageous to trust shareholders. Regulatory changes unique to exchange-listed closed-end trust may adversely affect a trust and its trust shareholders. Relative to other sectors, trusts that invest in precious metals such as silver have higher headline risk and are more sensitive to changes in economic data, political or regulatory events, and underlying commodity price fluctuations.

Sprott Silver Miners & Physical Silver ETF | Frontier Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Frontier Markets Risk. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Investments in frontier markets may be subject to a greater risk of loss than investments in more developed and traditional emerging markets. Frontier markets often have less uniformity in accounting and reporting requirements, unreliable securities valuations and greater risk associated with custody of securities. Economic, political, illiquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

Sprott Silver Miners & Physical Silver ETF | Silver Mining Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Silver Mining Industry Risk. The profitability of companies in the silver mining industry is related to, among other things, the worldwide price of silver and the costs of extraction and production. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the silver mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of silver and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The silver and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Sprott Silver Miners & Physical Silver ETF | Metals And Mining Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Metals and Mining Industry Risk. Companies in the metals and mining industry are susceptible to fluctuations in worldwide metal prices and extraction and production costs. In addition, metals and mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which the Fund has exposure.

Sprott Silver Miners & Physical Silver ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size. Further, an active trading market for shares of the Fund may not develop or be maintained.

Sprott Silver Miners & Physical Silver ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Sprott Silver Miners & Physical Silver ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Sprott Silver Miners & Physical Silver ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Sprott Active Gold & Silver Miners ETF
Prospectus [Line Items]
Risk [Text Block]

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund.

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Fund.

Sprott Active Gold & Silver Miners ETF | Gold And Silver Mining Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Gold and Silver Mining Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Sprott Active Gold & Silver Miners ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund’s prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value per share (“NAV”) and possibly face trading halts and/or delisting.

Sprott Active Gold & Silver Miners ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Sprott Active Gold & Silver Miners ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Sprott Active Gold & Silver Miners ETF | Cybersecurity And Disaster Recovery Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Disaster Recovery Risks. Information and technology systems relied upon by the Fund, the Adviser, the Fund’s other service providers (including, but not limited to, the Sub-Adviser, Fund Accountant, Custodian, Transfer Agent, Administrator, Distributor and index providers (“Service Providers”)), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, Service Providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact the Fund’s ability to calculate its net asset value or impede trading.

Sprott Active Gold & Silver Miners ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Index, may negatively affect the Fund’s ability to replicate the performance of the Index.

Sprott Active Gold & Silver Miners ETF | Early Closetrading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Sprott Active Gold & Silver Miners ETF | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures.

Sprott Active Gold & Silver Miners ETF | Fluctuation Of Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on The Nasdaq Stock Market LLC (the “Nasdaq”). The Adviser cannot predict whether the shares will trade below, at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. this can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Sprott Active Gold & Silver Miners ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Countries with emerging markets may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. In addition, please note that this in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Sprott Active Gold & Silver Miners ETF | Geographic Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Australia. Investments in Australian issuers may subject the Fund to economic risk specific to Australia. Among other things, there are legal, regulatory, political, currency and economic risk specific to Australia. The Australian economy is heavily dependent on relationships with certain key trading partners, including China, Japan and the United States. As a result, continued growth of the Australian economy is dependent on the growth of these economies.

Brazil. Investment in Brazilian issuers involves risks that are specific to Brazil, including legal, regulatory, political, currency and economic risks. The Brazilian economy has historically been exposed to high rates of inflation and a high level of debt, each of which may reduce and/or prevent economic growth.

Canada. Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Mexico. Investment in Mexican issuers may subject the Fund to economic risk specific to Mexico. Among other things, the Mexican economy is heavily dependent on trading with key partners, specifically the United States and certain Latin American countries. Any increases or decreases in the volume of this trading, changes in taxes or tariffs, or variance in political relationships between nations may impact the economy in a way that would be adverse to the Fund’s investments. Mexico is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Shareholder claims that are available in the U.S., as well as regulatory oversight and authority that is common in the U.S., including for claims based on fraud, may be difficult or impossible for shareholders of securities in Mexico or for U.S. authorities to pursue. Additionally, investment in Mexico may be subject to substantial economic instability resulting from, among other things, periods of very high inflation, high interest rates, economic volatility, high unemployment rates and significant devaluations of the Mexican currency, the peso, as well as destabilizing events caused by local insurrections, social upheavals, drug related violence and public health crises.

New Zealand. Investments in New Zealand issuers may subject the Fund to economic risk specific to New Zealand. Among other things, there are legal, regulatory, political, currency and economic risk specific to New Zealand. The New Zealand economy is heavily dependent on relationships with certain key trading partners, including China, Japan and the United States. As a result, continued growth of the New Zealand economy is dependent on the growth of these economies.

South Africa. South Africa’s two-tiered economy, with one rivaling developed countries and the other exhibiting many characteristics of developing countries, is characterized by uneven distribution of wealth and income and high rates of unemployment. Although economic reforms have been enacted to promote growth and foreign investments, there can be no assurance that these programs will achieve the desired results. In addition, South Africa’s inadequate currency reserves have left its currency vulnerable, at times, to devaluation. Despite significant reform and privatization, the South African government continues to control a large share of South African economic activity. Heavy regulation of labor and product markets is pervasive and may stifle South African economic growth or cause prolonged periods of recession. The agriculture and mining sectors of South Africa’s economy account for a large portion of its exports, and thus the South African economy is susceptible to fluctuations in these commodity markets.

United Kingdom. The United Kingdom trades heavily with other European countries and the United States and may be impacted by changes to the economic health of their key trading partners. The United Kingdom also relies heavily on the export of financial services. Accordingly, a downturn in the financial services sector may have an adverse impact on the United Kingdom’s economy.

Sprott Active Gold & Silver Miners ETF | Issuer Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Sprott Active Gold & Silver Miners ETF | Large Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Sprott Active Gold & Silver Miners ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Sub-Adviser believes it is desirable to do so.

Sprott Active Gold & Silver Miners ETF | Market Risk And Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue (e.g., COVID-19), recessions, or other events could have a significant impact on the Fund and its investments. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both domestic and global financial markets. Such events also may have an impact on the Fund and its investments, including the Fund’s ability to purchase or sell securities and potential elevated tracking error and increased premiums or discounts to the Fund’s NAV. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Sprott Active Gold & Silver Miners ETF | Nondiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Sprott Active Gold & Silver Miners ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Sprott Active Gold & Silver Miners ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.

Mining Sector Risk. The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

Sprott Active Gold & Silver Miners ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Sprott Active Gold & Silver Miners ETF | Small And Midcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Sprott Active Gold & Silver Miners ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Risk. Shares of the Fund may trade on the Exchange, above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Sprott Active Gold & Silver Miners ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Sprott Active Gold & Silver Miners ETF | Microcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Micro-Capitalization Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Sprott Active Gold & Silver Miners ETF | Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Risk. The Fund invests in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations and the possibility of tariffs. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Sprott Active Gold & Silver Miners ETF | Frontier Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Frontier Markets Risk. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Economic, political, illiquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

Sprott Active Gold & Silver Miners ETF | Regulatory Action Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Regulatory Action Risk. The mining, refining and/or manufacturing of metals may be significantly affected by regulatory action and changes in governments. Changes made by countries essential to the producing, refining or recycling of rare earth metals to limit exports could have a significant adverse effect on industries around the globe and on the values of the businesses in which the Fund invests.

Sprott Active Gold & Silver Miners ETF | Metals And Mining Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Metals and Mining Industry Risk. Companies in the metals and mining industry are susceptible to fluctuations in worldwide metal prices and extraction and production costs. In addition, metals and mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which the Fund has exposure.

Sprott Active Gold & Silver Miners ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size. Further, an active trading market for shares of the Fund may not develop or be maintained.

Sprott Active Gold & Silver Miners ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Adviser’s judgments about the growth, value, or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal. This underperformance may be exacerbated by the universe of securities in which the Fund is authorized to invest as compared to other types of ETFs or mutual funds.

Sprott Active Gold & Silver Miners ETF | Precious Metals Mining Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Precious Metals Mining Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the precious metals mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of a precious metal may be adversely affected, which could in turn affect the Fund’s returns. The precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Sprott Active Gold & Silver Miners ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Sprott Active Gold & Silver Miners ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Sprott Active Metals & Miners ETF
Prospectus [Line Items]
Risk [Text Block]

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund.

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Fund.

Sprott Active Metals & Miners ETF | Gold And Silver Mining Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Gold and Silver Mining Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Sprott Active Metals & Miners ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund’s prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value per share (“NAV”) and possibly face trading halts and/or delisting.

Sprott Active Metals & Miners ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Sprott Active Metals & Miners ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Sprott Active Metals & Miners ETF | Cybersecurity And Disaster Recovery Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Disaster Recovery Risks. Information and technology systems relied upon by the Fund, the Adviser, the Fund’s other service providers (including, but not limited to, the Sub-Adviser, Fund Accountant, Custodian, Transfer Agent, Administrator and the Distributor (“Service Providers”)), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, Service Providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact the Fund’s ability to calculate its net asset value or impede trading.

Sprott Active Metals & Miners ETF | Early Closetrading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Sprott Active Metals & Miners ETF | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures.

Sprott Active Metals & Miners ETF | Fluctuation Of Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on The Nasdaq Stock Market LLC (the “Exchange”). The Adviser cannot predict whether the shares will trade below, at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. this can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Sprott Active Metals & Miners ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Countries with emerging markets may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. In addition, please note that this in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Sprott Active Metals & Miners ETF | Geographic Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Australia. Investments in Australian issuers may subject the Fund to economic risk specific to Australia. Among other things, there are legal, regulatory, political, currency and economic risk specific to Australia. The Australian economy is heavily dependent on relationships with certain key trading partners, including China, Japan and the United States. As a result, continued growth of the Australian economy is dependent on the growth of these economies.

Brazil. Investment in Brazilian issuers involves risks that are specific to Brazil, including legal, regulatory, political, currency and economic risks. The Brazilian economy has historically been exposed to high rates of inflation and a high level of debt, each of which may reduce and/or prevent economic growth.

Canada. Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Mexico. Investment in Mexican issuers may subject the Fund to economic risk specific to Mexico. Among other things, the Mexican economy is heavily dependent on trading with key partners, specifically the United States and certain Latin American countries. Any increases or decreases in the volume of this trading, changes in taxes or tariffs, or variance in political relationships between nations may impact the economy in a way that would be adverse to the Fund’s investments. Mexico is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Shareholder claims that are available in the U.S., as well as regulatory oversight and authority that is common in the U.S., including for claims based on fraud, may be difficult or impossible for shareholders of securities in Mexico or for U.S. authorities to pursue. Additionally, investment in Mexico may be subject to substantial economic instability resulting from, among other things, periods of very high inflation, high interest rates, economic volatility, high unemployment rates and significant devaluations of the Mexican currency, the peso, as well as destabilizing events caused by local insurrections, social upheavals, drug related violence and public health crises.

New Zealand. Investments in New Zealand issuers may subject the Fund to economic risk specific to New Zealand. Among other things, there are legal, regulatory, political, currency and economic risk specific to New Zealand. The New Zealand economy is heavily dependent on relationships with certain key trading partners, including China, Japan and the United States. As a result, continued growth of the New Zealand economy is dependent on the growth of these economies.

South Africa. South Africa’s two-tiered economy, with one rivaling developed countries and the other exhibiting many characteristics of developing countries, is characterized by uneven distribution of wealth and income and high rates of unemployment. Although economic reforms have been enacted to promote growth and foreign investments, there can be no assurance that these programs will achieve the desired results. In addition, South Africa’s inadequate currency reserves have left its currency vulnerable, at times, to devaluation. Despite significant reform and privatization, the South African government continues to control a large share of South African economic activity. Heavy regulation of labor and product markets is pervasive and may stifle South African economic growth or cause prolonged periods of recession. The agriculture and mining sectors of South Africa’s economy account for a large portion of its exports, and thus the South African economy is susceptible to fluctuations in these commodity markets.

United Kingdom. The United Kingdom trades heavily with other European countries and the United States and may be impacted by changes to the economic health of their key trading partners. The United Kingdom also relies heavily on the export of financial services. Accordingly, a downturn in the financial services sector may have an adverse impact on the United Kingdom’s economy.

Sprott Active Metals & Miners ETF | Issuer Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Sprott Active Metals & Miners ETF | Large Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Sprott Active Metals & Miners ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Sub-Adviser believes it is desirable to do so.

Sprott Active Metals & Miners ETF | Market Risk And Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue (e.g., COVID-19), recessions, or other events could have a significant impact on the Fund and its investments. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both domestic and global financial markets. Such events also may have an impact on the Fund and its investments, including the Fund’s ability to purchase or sell securities and potential elevated tracking error and increased premiums or discounts to the Fund’s NAV. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Sprott Active Metals & Miners ETF | Nondiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Sprott Active Metals & Miners ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Sprott Active Metals & Miners ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.

Mining Sector Risk. The exploration and development of mineral deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, mineral exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

Sprott Active Metals & Miners ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Sprott Active Metals & Miners ETF | Small And Midcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Sprott Active Metals & Miners ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Risk. Shares of the Fund may trade on the Exchange, above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Sprott Active Metals & Miners ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Sprott Active Metals & Miners ETF | Microcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Micro-Capitalization Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Sprott Active Metals & Miners ETF | Uranium Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Uranium Risk. Production and cost estimates of companies mining uranium are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Active Metals & Miners ETF | Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Risk. The Fund invests in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Sprott Active Metals & Miners ETF | Frontier Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Frontier Markets Risk. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Economic, political, illiquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

Sprott Active Metals & Miners ETF | Copper Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Copper Risk. Production and cost estimates of companies mining copper are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Active Metals & Miners ETF | Nickel Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Nickel Risk. Production and cost estimates of companies mining nickel are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Active Metals & Miners ETF | Lithium Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Lithium Risk. Production and cost estimates of companies mining lithium are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Active Metals & Miners ETF | Rare Earth And Critical Materials Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rare Earth and Critical Materials Companies Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of rare earth and critical materials companies. Rare earth and critical materials are industrial metals that are typically mined as by-products or secondary metals in operations focused on precious metals and base metals. Compared to base metals, they have more specialized uses. Rare earth metals (or rare earth elements) are a collection of chemical elements that are crucial to many of the world’s most advanced technologies. Consequently, the demand for rare earth and critical materials has strained supply, which has the potential to result in a shortage of such materials which could adversely affect the companies in the Fund’s portfolio. Companies involved in the various activities that are related to the mining, production, recycling, mineral sands, processing and/or refining of rare earth and critical materials tend to be small-, medium- and micro-capitalization companies with volatile share prices, are highly dependent on the price of rare earth and critical materials, which may fluctuate substantially over short periods of time. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. The mining, production, recycling, processing and/or refining of rare earth and critical metals can be capital intensive and, if companies involved in such activities are not managed well, the share prices of such companies could decline even as prices for the underlying rare earth and critical metals are rising. In addition, companies involved in the various activities that are related to the mining, production, recycling, processing and/or refining of rare earth and critical metals may be at risk for environmental damage claims.

Sprott Active Metals & Miners ETF | Metals And Mining Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Metals and Mining Industry Risk. Companies in the metals and mining industry are susceptible to fluctuations in worldwide metal prices and extraction and production costs. In addition, metals and mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which the Fund has exposure.

Sprott Active Metals & Miners ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size. Further, an active trading market for shares of the Fund may not develop or be maintained.

Sprott Active Metals & Miners ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Adviser’s judgments about the growth, value, or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal. This underperformance may be exacerbated by the universe of securities in which the Fund is authorized to invest as compared to other types of ETFs or mutual funds.

Sprott Active Metals & Miners ETF | Aluminum Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Aluminum Risk. Aluminum prices are impacted by global demand (e.g., construction, automotive, aerospace), supply levels, energy prices, and geopolitical factors. Production and cost estimates of companies mining aluminum are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Active Metals & Miners ETF | Cobalt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cobalt Risk. Government interventions, such as export bans or mining license changes, may disrupt the supply of cobalt and companies that derive revenue from cobalt mining. Over 70% of the world’s cobalt is mined in the Democratic Republic of Congo, which has a history of political instability and conflicts. Production and cost estimates of companies mining cobalt are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Active Metals & Miners ETF | Graphite Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Graphite Risk. Graphite prices may fluctuate significantly due to changes in supply and demand, especially with rising demand from electric vehicle (EV) batteries and changes in steel or refractory production. Synthetic graphite competition may also adversely affect pricing. Production and cost estimates of companies mining graphite are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Active Metals & Miners ETF | Iron Ore Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Iron Ore Risk. Iron ore demand and prices are influenced by global infrastructure and construction activity. Economic slowdowns in economies such as China or India can lead to lower demand and falling prices of iron ore. Trade tensions may adversely affect export markets. Production and cost estimates of companies mining iron ore are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Active Metals & Miners ETF | Manganese Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Manganese Risk. The price of manganese prices is influenced by global demand, especially from the steel industry. Major manganese producers are in countries such as South Africa, Gabon and Australia. Political instability, export restrictions, or nationalization can impact operations and exports. Production and cost estimates of companies mining manganese are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Active Metals & Miners ETF | Platinum And Palladium Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Platinum and Palladium Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the platinum and palladium mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of the platinum and palladium and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The platinum and palladium metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Sprott Active Metals & Miners ETF | Steel Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Steel Risk. Steel prices are sensitive to global demand, supply imbalances, tariffs, and macroeconomic conditions. Tariffs, including the recently proposed 50% steel import duties, may benefit U.S. steel producers but increase uncertainty, legal challenges, and unintended inflationary effects on industries dependent upon steel. Production and cost estimates of companies mining steel are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Active Metals & Miners ETF | Zinc Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Zinc Risk. Zinc prices are subject to changes in global supply and demand, economic cycles, and speculation. A downturn in industrial demand can reduce zinc prices and hurt profits. Many zinc operations are located in politically unstable regions, potentially leading to expropriation, conflict, or trade restrictions. Production and cost estimates of companies mining zinc are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rockslides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

Sprott Active Metals & Miners ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Sprott Active Metals & Miners ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Institutional [Member] | Sprott Gold Equity Fund
Prospectus [Line Items]
Risk [Text Block]

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Fund.

Institutional [Member] | Sprott Gold Equity Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

Institutional [Member] | Sprott Gold Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Foreign stock exchanges generally have less volume than U.S. stock exchanges. Therefore, it may be more difficult to buy or sell shares of foreign securities, which increases the volatility of share prices on such markets. Additionally, trading on foreign stock markets may involve longer settlement periods and higher transaction costs.

Institutional [Member] | Sprott Gold Equity Fund | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Institutional [Member] | Sprott Gold Equity Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Institutional [Member] | Sprott Gold Equity Fund | Small And Midcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have a more limited track record, narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Institutional [Member] | Sprott Gold Equity Fund | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid, or which may become illiquid.

Institutional [Member] | Sprott Gold Equity Fund | Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Risk. The Fund may invest in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations and the possibility of tariffs. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Institutional [Member] | Sprott Gold Equity Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Adviser’s judgments about the growth, value, or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal. This underperformance may be exacerbated by the universe of securities in which the Fund is authorized to invest as compared to other types of mutual funds.

Institutional [Member] | Sprott Gold Equity Fund | Gold Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Gold Risk. Gold is subject to the special risks associated with investing in gold and other precious metals, including: (1) the price of gold or other precious metals may be subject to wide fluctuation; (2) the market for gold or other precious metals is relatively limited; (3) the sources of gold or other precious metals are concentrated in countries that have the potential for instability; and (4) the market for gold and other precious metals is unregulated.

Institutional [Member] | Sprott Gold Equity Fund | Gold Mining Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Gold Mining Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Institutional [Member] | Sprott Gold Equity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. A stock or stocks selected for the Fund’s portfolio may fail to perform as expected. A value stock may decrease in price or may not increase in price as anticipated by the portfolio managers if other investors fail to recognize the company’s value or the factors that the portfolio managers believe will cause the stock price to increase do not occur.

Institutional [Member] | Sprott Gold Equity Fund | Expropriation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Expropriation Risk. Foreign governments may expropriate the Fund’s investments either directly by restricting the Fund’s ability to sell a security or imposing exchange controls that restrict the sale of a currency, or indirectly by taxing the Fund’s investments at such high levels as to constitute confiscation of the security. There may be limitations on the ability of the Fund to pursue and collect a legal judgment against a foreign government.

Institutional [Member] | Sprott Gold Equity Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. The value of foreign currencies may decline relative to the U.S. dollar. A foreign government may expropriate the Fund’s assets. Political, social or economic instability in a foreign country in which the Fund invests may cause the value of the Fund’s investments to decline. These risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets. The laws and regulations of foreign countries may provide investors with less protection or may be less favorable to investors than the U.S. legal system. For example, there may be less publicly available information about a foreign company than there would be about a U.S. company. The auditing and reporting requirements that apply to foreign companies may be less stringent than U.S. requirements. Additionally, government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the U.S.

Australia. Investments in Australian issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. This makes the Australian economy susceptible to fluctuations in the commodity markets. Australia is also dependent on trading with key trading partners.

Canada. Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Institutional [Member] | Sprott Gold Equity Fund | Information Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Risk. Key information about an issuer, security or market may be inaccurate or unavailable. Securities issued in initial public offerings, or IPOs, involve greater information risk than other equity securities due to the lack of public information.

Institutional [Member] | Sprott Gold Equity Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Institutional [Member] | Sprott Gold Equity Fund | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. A non-diversified mutual fund and therefore, compared to a diversified mutual fund, the Gold Fund is able to invest a greater portion of its assets in any one particular issuer. The risk of investing in a non-diversified mutual fund is that the fund may be more sensitive to changes in the market value of a single issuer. The impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Gold Fund’s net asset value. Investors should consider this greater risk versus the safety that comes with a more diversified portfolio.

Institutional [Member] | Sprott Gold Equity Fund | Private Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Private Fund Risk. The Fund may invest in private investment funds, which may invest in gold or gold-related assets. Certain investment instruments and techniques that a private fund may use are speculative and involve a high degree of risk. A shareholder will also bear fees and expenses charged by the private fund in addition to the Fund’s direct fees and expenses. In addition, interests in a private fund may also be illiquid.

Institutional [Member] | Sprott Gold Equity Fund | Restricted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Restricted Securities Risk. The Fund may invest in restricted securities. Restricted securities have contractual or legal restrictions on their resale. They may include private placement securities that the Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Fund may get only limited information about the issuer, so it may be less able to predict a loss.

Institutional [Member] | Sprott Gold Equity Fund | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code, as amended (the “Code”) if it derives more than 10% its gross income from investment in gold bullion or other precious metals. Failure to qualify as a regulated investment company would result in consequences to the Fund and its shareholders. In order to ensure that it qualifies as a regulated investment company, the Fund may be required to make investment decisions that are less than optimal or forego the opportunity to realize gains.

Institutional [Member] | Sprott Gold Equity Fund | Value Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Stock Risk. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock’s intrinsic worth, or the expected value was misgauged. They also may decline in price even though they are already undervalued.

Who may want to invest in the Sprott Gold Equity Fund?

●	investors who want a diversified portfolio; however diversified is not intended to indicate that the Gold Fund is a diversified fund under the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”)

●	long-term investors with a particular goal, such as saving for retirement

●	investors who want potential growth over time

●	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

●	investors seeking long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital.

Keep in mind that mutual fund shares:

●	are not deposits of any bank;

●	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

●	are subject to investment risks, including the possibility that you could lose money.

Institutional [Member] | Sprott Gold Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Institutional [Member] | Sprott Gold Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Institutional [Member] | Sprott Gold Equity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	A non-diversified mutual fund and therefore, compared to a diversified mutual fund, the Gold Fund is able to invest a greater portion of its assets in any one particular issuer. The risk of investing in a non-diversified mutual fund is that the fund may be more sensitive to changes in the market value of a single issuer. The impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Gold Fund’s net asset value. Investors should consider this greater risk versus the safety that comes with a more diversified portfolio.
Investors [Member] | Sprott Gold Equity Fund
Prospectus [Line Items]
Risk [Text Block]

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Fund.

Investors [Member] | Sprott Gold Equity Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

Investors [Member] | Sprott Gold Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Foreign stock exchanges generally have less volume than U.S. stock exchanges. Therefore, it may be more difficult to buy or sell shares of foreign securities, which increases the volatility of share prices on such markets. Additionally, trading on foreign stock markets may involve longer settlement periods and higher transaction costs.

Investors [Member] | Sprott Gold Equity Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Investors [Member] | Sprott Gold Equity Fund | Small And Midcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have a more limited track record, narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Investors [Member] | Sprott Gold Equity Fund | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid, or which may become illiquid.

Investors [Member] | Sprott Gold Equity Fund | Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Risk. The Fund may invest in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations and the possibility of tariffs. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Investors [Member] | Sprott Gold Equity Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Adviser’s judgments about the growth, value, or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal. This underperformance may be exacerbated by the universe of securities in which the Fund is authorized to invest as compared to other types of mutual funds.

Investors [Member] | Sprott Gold Equity Fund | Gold Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Gold Risk. Gold is subject to the special risks associated with investing in gold and other precious metals, including: (1) the price of gold or other precious metals may be subject to wide fluctuation; (2) the market for gold or other precious metals is relatively limited; (3) the sources of gold or other precious metals are concentrated in countries that have the potential for instability; and (4) the market for gold and other precious metals is unregulated.

Investors [Member] | Sprott Gold Equity Fund | Gold Mining Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Gold Mining Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Investors [Member] | Sprott Gold Equity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. A stock or stocks selected for the Fund’s portfolio may fail to perform as expected. A value stock may decrease in price or may not increase in price as anticipated by the portfolio managers if other investors fail to recognize the company’s value or the factors that the portfolio managers believe will cause the stock price to increase do not occur.

Investors [Member] | Sprott Gold Equity Fund | Expropriation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Expropriation Risk. Foreign governments may expropriate the Fund’s investments either directly by restricting the Fund’s ability to sell a security or imposing exchange controls that restrict the sale of a currency, or indirectly by taxing the Fund’s investments at such high levels as to constitute confiscation of the security. There may be limitations on the ability of the Fund to pursue and collect a legal judgment against a foreign government.

Investors [Member] | Sprott Gold Equity Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. The value of foreign currencies may decline relative to the U.S. dollar. A foreign government may expropriate the Fund’s assets. Political, social or economic instability in a foreign country in which the Fund invests may cause the value of the Fund’s investments to decline. These risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets. The laws and regulations of foreign countries may provide investors with less protection or may be less favorable to investors than the U.S. legal system. For example, there may be less publicly available information about a foreign company than there would be about a U.S. company. The auditing and reporting requirements that apply to foreign companies may be less stringent than U.S. requirements. Additionally, government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the U.S.

Australia. Investments in Australian issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. This makes the Australian economy susceptible to fluctuations in the commodity markets. Australia is also dependent on trading with key trading partners.

Canada. Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Investors [Member] | Sprott Gold Equity Fund | Information Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Risk. Key information about an issuer, security or market may be inaccurate or unavailable. Securities issued in initial public offerings, or IPOs, involve greater information risk than other equity securities due to the lack of public information.

Investors [Member] | Sprott Gold Equity Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Investors [Member] | Sprott Gold Equity Fund | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. A non-diversified mutual fund and therefore, compared to a diversified mutual fund, the Gold Fund is able to invest a greater portion of its assets in any one particular issuer. The risk of investing in a non-diversified mutual fund is that the fund may be more sensitive to changes in the market value of a single issuer. The impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Gold Fund’s net asset value. Investors should consider this greater risk versus the safety that comes with a more diversified portfolio.

Investors [Member] | Sprott Gold Equity Fund | Restricted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Restricted Securities Risk. The Fund may invest in restricted securities. Restricted securities have contractual or legal restrictions on their resale. They may include private placement securities that the Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Fund may get only limited information about the issuer, so it may be less able to predict a loss.

Investors [Member] | Sprott Gold Equity Fund | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code, as amended (the “Code”) if it derives more than 10% its gross income from investment in gold bullion or other precious metals. Failure to qualify as a regulated investment company would result in consequences to the Fund and its shareholders. In order to ensure that it qualifies as a regulated investment company, the Fund may be required to make investment decisions that are less than optimal or forego the opportunity to realize gains.

Investors [Member] | Sprott Gold Equity Fund | Value Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Stock Risk. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock’s intrinsic worth, or the expected value was misgauged. They also may decline in price even though they are already undervalued.

Who may want to invest in the Sprott Gold Equity Fund?

●	investors who want a diversified portfolio; however diversified is not intended to indicate that the Gold Fund is a diversified fund under the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”)

●	long-term investors with a particular goal, such as saving for retirement

●	investors who want potential growth over time

●	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

●	investors seeking long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital.

Keep in mind that mutual fund shares:

●	are not deposits of any bank;

●	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

●	are subject to investment risks, including the possibility that you could lose money.

Investors [Member] | Sprott Gold Equity Fund | Interest Rates Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield or paying fund expenses out of fund assets and could impair the Fund’s ability to maintain a stable net asset value.

Investors [Member] | Sprott Gold Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Investors [Member] | Sprott Gold Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Investors [Member] | Sprott Gold Equity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	A non-diversified mutual fund and therefore, compared to a diversified mutual fund, the Gold Fund is able to invest a greater portion of its assets in any one particular issuer. The risk of investing in a non-diversified mutual fund is that the fund may be more sensitive to changes in the market value of a single issuer. The impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Gold Fund’s net asset value. Investors should consider this greater risk versus the safety that comes with a more diversified portfolio.